ALLSTATE LIFE INSURANCE COMPANY
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                         Direct Dial Number 847 402-1790
                             Facsimile 847 402-3781
                           E-Mail csmith5@allstate.com


CHARLES SMITH
ASSOCIATE COUNSEL

April 20, 2006

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re: Allstate Life Insurance Company ("Registrant") Form S-3 Registration Statement Post-Effective Amendment No. 4 File no. 333-105331
     CIK No. 0000352736



         On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of Post-Effective amendment No. 4 ("Amendment") to the above-referenced registration statement ("Registration Statement") under the Securities Act.

         To facilitate the Commission staff's review of the Amendment, we submit the information below.


                              1. Procedural Matters

         The purpose of the Amendment is, in response to comments from the Commission staff, to: (1) add Item 14 "Other Expenses of Issuance and Distribution"; (2) update Item 17 "Undertakings" to reflect the changes in Securities and Exchange Commission Release No. 33-8591; and (3) update the Powers of Attorney to include only Powers of Attorney filed with this amendment or incorporated by reference to previous filings for this Registrations Statement. The Amendment does not amend or delete any part of the Registration Statement, except as specifically noted therein.


                         2. Timetable for Effectiveness

         We would appreciate the Commission staff's efforts in processing the Amendment so that the Registration Statement, as amended by Post-Effective Amendment No. 3 and this Amendment, may be declared effective no later than May 1, 2006.

         Accordingly, Registrant and the principal underwriter hereby request, pursuant to Rule 461 under the 1933 Act, that the Commission declare the amended Registration Statement effective no later than May 1, 2006. To our knowledge, no distribution of copies of the Post-Effective Amendment or the prospectus has been made to prospective investors. Distributions thereof have been made only for purposes of internal use by Registrant and for regulatory filings. Registrant and the principal underwriter represent that they are aware of their obligations under the Act and that their request is consistent with the public interest and the protection of investors.

                         3. Registrant's Acknowledgment

         In making its request for acceleration of this Registration Statement, Registrant hereby acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                             -----------------------


         Please direct any question or comment to me at the number set forth above.




Very truly yours,


/s/ Charles Smith
Charles Smith Esq.
Associate Counsel


cc:      Alison White, Esq.
         Securities and Exchange Commission